Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Summary of Future Minimum Payments Under Non-Cancelable Operating Leases
As of December 31, 2020, future minimum payments under non-cancelable operating leases with initial terms in excess of one year consist of the following:

	RMB	US$
For the years ending:
2021	16,095	2,467
2022	15,647	2,398
2023	14,453	2,215
2024	7,288	1,117
2025	2,739	420

Total	56,222	8,617